Accrued Expenses and Other Liabities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accrued Expenses and Other Liabities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Wages and welfare payable	$891,645	$660,589
Professional service fees	337,635	402,458
Others	9,465	50,056
Total	$1,238,745	$1,113,103

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Wages and welfare payable	$660,589	$116,054
Professional service fees	402,458	143,420
Others	50,056	55,445
Total	$1,113,103	$314,919